Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
AdvisorShares Alpha DNA Equity Sentiment ETF (Prospectus Summary) | AdvisorShares Alpha DNA Equity Sentiment ETF | AdvisorShares Alpha DNA Equity Sentiment ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SENT
AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUS
AdvisorShares Dorsey Wright FSM All Cap World ETF (Prospectus Summary) | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWAW
AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEQ
AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR
AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWMC
AdvisorShares Dorsey Wright Short ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWSH
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | AdvisorShares DoubleLine Value Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBLV
AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWS
AdvisorShares Hotel ETF (Prospectus Summary) | AdvisorShares Hotel ETF | AdvisorShares Hotel ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEDZ
AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINC
AdvisorShares North Square McKee Core Reserves ETF (Prospectus Summary) | AdvisorShares North Square McKee Core Reserves ETF | AdvisorShares North Square McKee Core Reserves ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOLD
AdvisorShares North Square McKee ESG Core Bond ETF (Prospectus Summary) | AdvisorShares North Square McKee ESG Core Bond ETF | AdvisorShares North Square McKee ESG Core Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MENV
AdvisorShares Pure Cannabis ETF (Prospectus Summary) | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YOLO
AdvisorShares Pure US Cannabis ETF (Prospectus Summary) | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOS
AdvisorShares Q Portfolio Blended Allocation ETF (Prospectus Summary) | AdvisorShares Q Portfolio Blended Allocation ETF | AdvisorShares Q Portfolio Blended Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QPT
AdvisorShares Q Dynamic Growth ETF (Prospectus Summary) | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QPX
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
AdvisorShares Restaurant ETF (Prospectus Summary) | AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EATZ
AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEGA
AdvisorShares Vice ETF (Prospectus Summary) | AdvisorShares Vice ETF | AdvisorShares Vice ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICE